Stock Options (Details 2)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Options One [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield		Nil
Risk-free interest rate		0.25%
Expected life (years)		4 years
Expected volatility		131.00%